UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

100 FIRST STAMFORD PLACE, SUITE 403

STAMFORD, CONNECTICUT 06902

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
State Street Bank and Trust Company Rebecca Gilding, Esq. One Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: September 30, 2022

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2022 Annual Report

September 30, 2022

Renaissance Capital LLC

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at www.renaissancecapital.com/Docs/Renaissance-IPO-ETFs-Prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Dear Shareholders,

Renaissance IPO ETF

For the period from October 1, 2021 to September 30, 2022, the Renaissance IPO ETF’s total return based on net asset value was -55.87% compared with -15.47% for the S&P® Index.*

During the period, the Fund underperformed the broad indexes of the equity market due to poor performance of the Information Technology and Consumer Discretionary sectors. Key detractors included ridesharing giant Uber and cloud-based data platform Snowflake.

Renaissance International IPO ETF

For the period from October 1, 2021 to September 30, 2022, the Renaissance International IPO ETF’s total return based on net asset value was -51.57% compared with -24.79% for the MSCI ACWI ex-US Index.*

During the period, the Fund underperformed the broad indexes of the equity market due to poor performance of the Consumer Discretionary and Health Care sectors. Key detractors included Swedish private equity firm EQT, e-cigarette maker Smoore International, and Tencent-backed video-based social media platform Kuaishou.

Thank you for being a shareholder of the Renaissance IPO ETFs.

Sincerely,

Tiffany Ng

Portfolio Manager

Renaissance Capital LLC

October 20, 2022

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. The Funds’ prospectuses contain more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. The S&P 500® Index (registered trademark of The McGraw-Hill Companies, Inc.) is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization. Index performance includes the reinvestment of dividends and capital gains. The MSCI All Country World ex-U.S. Index is a passive index that captures large and mid-cap representation across 46 developed and emerging market countries, excluding the US. Developed and emerging market countries are defined based on company sizes, security sizes, security liquidity and certain market accessibility criteria. Developed countries are additionally subject to sustainability of economic development criteria. The index covers approximately 85% of the global equity market outside the US.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1

Growth of a $10,000 Investment

The line chart above represents the changes in value of a hypothetical $10,000 investment made in the Renaissance IPO ETF on 10/14/2013. Returns include the reinvestment of all Fund distributions. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost. Past performance is not predictive of future performance. The current performance may be lower or higher than the performance data quoted. This chart is for illustrative purposes only and may not represent your returns. The Renaissance IPO Index is a passive index provided by an affiliate of the Advisor and is calculated independently by FTSE Russell. It represents the largest, most liquid, newly-listed U.S. IPOs. The Fund’s Total Operating Expense Ratio is 0.60%.

	Average Annual Total Returns
			Since Inception
	1 Year	5 Year	(10/14/2013)
Renaissance IPO ETF	-55.87%	1.53%	4.52%
Renaissance IPO Index	-55.61%	2.09%	5.14%
S&P 500®	-15.47%	9.24%	10.76%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2

Growth of a $10,000 Investment

The line chart above represents the changes in value of a hypothetical $10,000 investment made in the Renaissance International IPO ETF on 10/06/2014. Returns include the reinvestment of all Fund distributions. The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost. Past performance is not predictive of future performance. The current performance may be lower or higher than the performance data quoted. This chart is for illustrative purposes only and may not represent your returns. The Renaissance International IPO Index is a passive index provided by an affiliate of the Advisor and independently calculated by FTSE Russell. It represents the largest, most liquid, newly-listed non-U.S. IPOs. The Fund’s Total Operating Expense Ratio is 0.80%.

	Average Annual Total Returns
			Since Inception
	1 Year	5 Year	(10/06/2014)
Renaissance International IPO ETF	-51.57%	-7.50%	-2.61%
Renaissance International IPO Index	-51.30%	-6.55%	-1.55%
MSCI All Country World ex US	-24.79%	-0.34%	2.00%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3

Report Of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders and Board of Trustees
of Renaissance Capital Greenwich Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Renaissance IPO ETF and the Renaissance International IPO ETF, each a series of shares of Renaissance Capital Greenwich Funds (the “Trust”), including the schedules of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 21, 2022

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 4

Renaissance IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of September 30, 2022

% of Net Assets
Snowflake, Inc.	10.5%
Airbnb, Inc.	9.9%
Rivian Automotive, Inc.	4.2%
Royalty Pharma PLC	3.6%
Palantir Technologies, Inc.	3.6%
Bill.com Holdings, Inc.	3.2%
ROBLOX Corp.	3.1%
DoorDash, Inc.	3.0%
BioNTech SE	3.0%
Li Auto, Inc.	3.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of September 30, 2022

	% of		% of
	Net Assets		Net Assets
Software	18.5%	Health Care Equipment & Supplies	1.0%
IT Services	13.4%	Life Sciences Tools & Services	0.8%
Hotels, Restaurants & Leisure	10.1%	Insurance	0.8%
Automobiles	8.7%	Textiles, Apparel & Luxury Goods	0.8%
Internet & Direct Marketing Retail	5.9%	Health Care Technology	0.8%
Capital Markets	5.8%	Professional Services	0.8%
Entertainment	4.0%	Electrical Equipment	0.6%
Interactive Media & Services	3.8%	Diversified Consumer Services	0.5%
Pharmaceuticals	3.6%	Leisure Equipment & Products	0.5%
Biotechnology	3.5%	Marine	0.5%
Health Care Providers & Services	3.3%	Consumer Finance	0.4%
Real Estate Management & Development	2.7%	Trading Companies & Distributors	0.4%
Banks	2.2%	Household Products	0.3%
Commercial Services & Supplies	1.3%	Personal Products	0.3%
Road & Rail	1.2%	Thrifts & Mortgage Finance	0.2%
Specialty Retail	1.1%	Short-Term Investments	8.5%
Food & Staples Retailing	1.0%	Liabilities less Other assets	(8.3%)
Semiconductors & Semiconductor Equipment	1.0%	Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 5

Renaissance International IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of September 30, 2022

% of Net Assets
Kuaishou Technology	7.8%
Nongfu Spring Co. Ltd.	7.1%
EQT AB	6.2%
ESR Group Ltd.	5.6%
Budweiser Brewing Co. APAC Ltd.	4.9%
JD Health International, Inc.	4.6%
Wise PLC	3.8%
JD Logistics, Inc.	3.2%
Central Retail Corp. PCL	3.2%
China Feihe Ltd.	3.0%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry

As of September 30, 2022

	% of		% of
	Net Assets		Net Assets
Beverages	12.0%	Automobiles	2.4%
Capital Markets	9.4%	Independent Power Producers & Energy Traders	2.3%
Interactive Media & Services	7.8%	Tobacco	2.3%
Real Estate Management & Development	7.4%	Health Care Providers & Services	2.1%
Food Products	7.3%	Containers & Packaging	1.8%
Internet & Direct Marketing Retail	6.5%	Oil, Gas & Consumable Fuels	1.4%
IT Services	5.7%	Household Durables	1.3%
Hotels, Restaurants & Leisure	5.2%	Chemicals	1.0%
Specialty Retail	4.9%	Machinery	0.7%
Multiline Retail	3.9%	Household Products	0.7%
Air Freight & Logistics	3.2%	Pharmaceuticals	0.4%
Insurance	2.5%	Electrical Equipment	0.2%
Life Sciences Tools & Services	2.5%	Short-Term Investments	3.0%
Real Estate Investment Trusts (REITs)	2.5%	Liabilities less Other Assets	(2.8%)
Trading Companies & Distributors	2.4%	Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 6

Renaissance IPO ETF
Portfolio Of Investments
September 30, 2022

Shares		Value (US$)
	COMMON STOCKS - 99.8%
	COMMUNICATION SERVICES - 7.8%
	Entertainment - 4.0%
48,481	Endeavor Group Holdings, Inc. - Class A *	$982,225
38,905	Playtika Holding Corp. *	365,318
136,138	ROBLOX Corp. - Class A *	4,879,186
		6,226,729
	Interactive Media & Services - 3.8%
32,482	Bumble, Inc. - Class A *	698,038
51,187	Kanzhun Ltd. - ADR *	864,037
104,712	ZoomInfo Technologies, Inc. *	4,362,302
		5,924,377
		12,151,106
	CONSUMER DISCRETIONARY - 27.6%
	Automobiles - 8.7%
200,234	Li Auto, Inc. - ADR *	4,607,385
198,098	Rivian Automotive, Inc. - Class A *	6,519,405
200,194	XPeng, Inc. - ADR *	2,392,318
		13,519,108
	Diversified Consumer Services - 0.5%
8,874	Duolingo, Inc. *	845,071

	Hotels, Restaurants & Leisure - 10.1%
146,776	Airbnb, Inc. - Class A *	15,417,351
12,846	Dutch Bros, Inc. - Class A * (a)	400,153
		15,817,504
	Internet & Direct Marketing Retail - 5.9%
221,197	Coupang, Inc. *	3,687,354
95,247	DoorDash, Inc. - Class A *	4,709,964
30,999	Global-e Online Ltd. * (a)	829,533
13,440	Ozon Holdings PLC - ADR * ±	135
		9,226,986
	Leisure Equipment & Products - 0.5%
114,661	Peloton Interactive, Inc. - Class A * (a)	794,601

	Specialty Retail - 1.1%
30,328	Petco Health & Wellness Co., Inc. *	338,460
31,262	Academy Sports & Outdoors, Inc.	1,318,631
		1,657,091
	Textiles, Apparel & Luxury Goods - 0.8%
79,992	On Holding AG - Class A *	1,283,871
		43,144,232
	CONSUMER STAPLES - 1.7%
	Food & Staples Retailing - 1.0%
63,834	Albertsons Cos., Inc. - Class A	1,586,913

	Household Products - 0.4%
20,524	Reynolds Consumer Products, Inc.	533,829

	Personal Products - 0.3%
46,952	Olaplex Holdings, Inc. *	448,392
		2,569,134
	FINANCIALS - 9.4%
	Banks - 2.2%
777,377	NU Holdings Ltd. - Class A * (a)	3,420,459

	Capital Markets - 5.8%
60,151	Coinbase Global, Inc. - Class A *	3,879,138
213,852	Robinhood Markets, Inc. - Class A * (a)	2,159,905
23,368	TPG, Inc. (a)	650,565
121,544	XP, Inc. - Class A * (a)	2,310,552
		9,000,160

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 7

Renaissance IPO ETF
Portfolio Of Investments
September 30, 2022 (Continued)

Shares		Value (US$)
	Consumer Finance - 0.4%
260,716	Lufax Holding Ltd. - ADR	$662,219

	Insurance - 0.8%
31,646	Ryan Specialty Holdings, Inc. *	1,285,460

	Thrifts & Mortgage Finance - 0.2%
11,164	Enact Holdings, Inc.	247,506
		14,615,804
	HEALTH CARE - 13.0%
	Biotechnology - 3.5%
34,334	BioNTech SE - ADR	4,630,970
20,318	Legend Biotech Corp. - ADR *	828,974
		5,459,944
	Health Care Equipment & Supplies - 1.0%
13,077	Bausch + Lomb Corp. *	200,601
18,217	Inari Medical, Inc. *	1,323,283
		1,523,884
	Health Care Providers & Services - 3.3%
71,893	agilon health, Inc. *	1,683,734
44,244	Oak Street Health, Inc. * (a)	1,084,863
16,782	Privia Health Group, Inc. *	571,595
28,234	Progyny, Inc. *	1,046,352
26,888	Signify Health, Inc. - Class A *	783,785
		5,170,329
	Health Care Technology - 0.8%
41,317	Doximity, Inc. - Class A * (a)	1,248,600

	Life Sciences Tools & Services - 0.8%
41,655	Maravai LifeSciences Holdings, Inc. - Class A *	1,063,452
37,337	Sotera Health Co. *	254,639
		1,318,091
	Pharmaceuticals - 3.6%
139,890	Royalty Pharma PLC - Class A	5,620,780
		20,341,628
	INDUSTRIALS - 4.7%
	Commercial Services & Supplies - 1.3%
57,597	GFL Environmental, Inc.	1,456,628
20,883	Driven Brands Holdings, Inc. *	584,306
		2,040,934
	Electrical Equipment - 0.6%
42,193	Shoals Technologies Group, Inc. - Class A *	909,259

	Marine - 0.5%
31,073	ZIM Integrated Shipping Services Ltd. (a)	730,215

	Professional Services - 0.8%
95,525	Dun & Bradstreet Holdings, Inc.	1,183,555

	Road & Rail - 1.1%
242,667	Full Truck Alliance Co. Ltd. - ADR * (a)	1,589,469
12,960	Hertz Global Holdings, Inc. * (a)	210,989
		1,800,458
	Trading Companies & Distributors - 0.4%
27,186	Core & Main, Inc. - Class A *	618,210
		7,282,631
	INFORMATION TECHNOLOGY - 32.9%
	IT Services - 13.4%
67,477	Affirm Holdings, Inc. * (a)	1,265,868
26,317	DigitalOcean Holdings, Inc. *	951,886
39,414	Dlocal Ltd. * (a)	808,775
169,280	Marqeta, Inc. - Class A *	1,205,274
96,308	Snowflake, Inc. - Class A *	16,368,508
32,054	Thoughtworks Holding, Inc. *	336,246
		20,936,557

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 8

Renaissance IPO ETF
Portfolio Of Investments
September 30, 2022 (Continued)

Shares		Value (US$)
	Semiconductors & Semiconductor Equipment - 1.0%
17,967	Allegro MicroSystems, Inc. *	$392,579
24,093	GLOBALFOUNDRIES, Inc. * (a)	1,164,897
		1,557,476
	Software - 18.5%
83,239	AppLovin Corp. - Class A * (a)	1,622,328
27,702	Asana, Inc. - Class A * (a)	615,815
64,151	Bentley Systems, Inc. - Class B	1,962,379
37,183	Bill.com Holdings, Inc. *	4,921,914
12,629	Braze, Inc. - Class A *	439,868
26,914	Clear Secure, Inc. - Class A * (a)	615,254
47,162	Confluent, Inc. - Class A *	1,121,041
23,953	DoubleVerify Holdings, Inc. *	655,114
55,213	Freshworks, Inc. - Class A * (a)	716,113
18,541	Gitlab, Inc. - Class A * (a)	949,670
13,468	HashiCorp, Inc. - Class A * (a)	433,535
13,604	Informatica, Inc. - Class A *	273,032
4,563	Monday.com Ltd. *	517,170
689,355	Palantir Technologies, Inc. - Class A *	5,604,456
17,835	Paycor HCM, Inc. *	527,203
26,544	Procore Technologies, Inc. *	1,313,397
45,772	Qualtrics International, Inc. - Class A *	465,959
70,320	SentinelOne, Inc. - Class A *	1,797,379
141,937	UiPath, Inc. - Class A *	1,789,826
79,303	Unity Software, Inc. *	2,526,594
		28,868,047
		51,362,080
	REAL ESTATE - 2.7%
	Real Estate Management & Development - 2.7%
244,204	KE Holdings, Inc. - ADR *	4,278,454

	TOTAL COMMON STOCKS (Cost - $265,189,057)	155,745,069

	SHORT-TERM INVESTMENTS - 8.5%
13,261,153	State Street Navigator Securities Lending Government Money Market Portfolio (b)	13,261,153

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,261,153)	13,261,153

	TOTAL INVESTMENTS - 108.3% (Cost - $278,450,210) (c)	$169,006,222
	LIABILITIES LESS OTHER ASSETS - (8.3)%	(12,883,018)

	NET ASSETS - 100.0%	$156,123,204

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3). At September 30, 2022, the aggregate value of these securities amounted to $135 or less than 0.01% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of September 30, 2022, the market value of securities loaned was $16,154,812. The loaned securities were secured with cash collateral of $13,261,153 and non-cash collateral with a value of $3,572,881. The non-cash collateral received consists primarily of U.S treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $278,462,396. At September 30, 2022, net depreciation for all securities was $109,456,174. This consists of aggregate gross unrealized appreciation of $547,784 and aggregate gross unrealized depreciation of $110,003,958.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 9

Renaissance International IPO ETF
Portfolio Of Investments
September 30, 2022

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	BELGIUM - 2.4%
9,342	Azelis Group NV	$208,748

	BRITAIN - 6.5%
23,389	Allfunds Group PLC	173,637
10,430	Pepco Group NV *	62,914
44,804	Wise PLC - Class A *	330,471
		567,022
	CANADA - 1.9%
6,166	Nuvei Corp. * (a)	166,632

	CHINA - 42.3%
2,545	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	32,422
82,032	Blue Moon Group Holdings Ltd. (a)	57,895
379,719	China Feihe Ltd.	266,057
55,827	China Resources Mixc Lifestyle Services Ltd.	214,428
257,103	Evergrande Property Services Group Ltd. * ±	18,833
11,759	Hangzhou Tigermed Consulting Co. Ltd. - Class H	95,350
32,353	Hygeia Healthcare Holdings Co. Ltd. * (a)	182,792
70,760	JD Health International, Inc. *	406,550
160,634	JD Logistics, Inc. *	282,401
59,936	Jiumaojiu International Holdings Ltd. (a)	98,345
5,729	JL Mag Rare-Earth Co. Ltd. - Class H	19,158
7,358	Joinn Laboratories China Co. Ltd. - Class H	28,074
104,390	Kuaishou Technology *	677,568
106,754	Nongfu Spring Co. Ltd. - Class H (a)	619,473
19,233	Pharmaron Beijing Co. Ltd. - Class H	93,474
13,211	Poly Property Services Co. Ltd. - Class H (a)	70,097
68,630	Pop Mart International Group Ltd. (a)	126,250
170,236	Smoore International Holdings Ltd. (a)	203,642
10,000	Tianqi Lithium Corp. - Class H *	87,265
171,200	Topsports International Holdings Ltd.	120,609
		3,700,683
	FRANCE - 3.5%
2,513	Antin Infrastructure Partners SA	52,656
8,373	La Francaise des Jeux SAEM	250,036
		302,692
	HONG KONG - 11.8%
163,189	Budweiser Brewing Co. APAC Ltd.	427,221
195,127	ESR Group Ltd.	492,189
116,555	JS Global Lifestyle Co. Ltd.	112,700
		1,032,110
	NETHERLANDS - 3.3%
6,145	CTP NV	63,597
7,730	JDE Peet’s NV	226,819
		290,416
	NORWAY - 2.1%
52,909	AutoStore Holdings Ltd. * (a)	58,407
38,787	Var Energi ASA	126,423
		184,830
	PHILIPPINES - 1.6%
693,369	Monde Nissin Corp.	144,055

	POLAND - 1.8%
37,282	Allegro.eu SA *	162,045

	RUSSIA - 0.0%
11,913	Fix Price Group Ltd. - GDR * ±	119

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 10

Renaissance International IPO ETF
Portfolio Of Investments
September 30, 2022 (Continued)

Shares		Value (US$)
	SPAIN - 2.4%
5,474	Corp. ACCIONA Energias Renovables SA	$205,793

	SWEDEN - 8.6%
27,406	EQT AB	541,074
47,380	Volvo Car AB - Class B *	208,047
		749,121
	THAILAND - 10.8%
684,962	Asset World Corp. PCL	105,323
267,057	Central Retail Corp. PCL	279,659
267,188	PTT Oil & Retail Business PCL	182,399
115,040	SCG Packaging PCL	158,592
514,621	Thai Life Insurance PCL *	218,291
		944,264
	UNITED STATES - 0.7%
60,840	GQG Partners, Inc.	58,180

	TOTAL COMMON STOCKS (Cost - $13,847,742)	8,716,710

	SHORT-TERM INVESTMENTS - 3.1%
266,387	State Street Navigator Securities Lending Government Money Market Portfolio (b)	266,387

	TOTAL SHORT-TERM INVESTMENTS (Cost - $266,387)	266,387

	TOTAL INVESTMENTS - 102.8% (Cost - $14,114,129) (c)	$8,983,097
	LIABILITIES LESS OTHER ASSETS - (2.8)%	(242,515)

	NET ASSETS - 100.0%	$8,740,582

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3). At September 30, 2022, the aggregate value of these securities amounted to $18,952 or 0.22% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of September 30, 2022, the market value of securities loaned was $1,323,894. The loaned securities were secured with cash collateral of $266,387 and non-cash collateral with a value of $1,176,986. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $14,222,154. At September 30, 2022, net depreciation for all securities was $5,239,057. This consists of aggregate gross unrealized appreciation of $37,794 and aggregate gross unrealized depreciation of $5,276,851.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 11

Renaissance IPO ETFs
Statements Of Assets And Liabilities
September 30, 2022

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Assets
Investment Securities
At Cost	$278,450,210	$14,114,129
At Value*	169,006,222	8,983,097
Cash	455,653	23,323
Foreign Cash, at Value (Cost $0 and $2,428, respectively)	—	2,428
Dividends Receivable	6,954	6,589
Total Assets	169,468,829	9,015,437

Liabilities
Payable Upon Receipt of Securities Loaned	13,261,153	266,387
Accrued Management Fees	84,472	8,468
Total Liabilities	13,345,625	274,855
Net Assets	$156,123,204	$8,740,582

Net Assets Consist of:
Paid-in-Capital	$446,547,915	$23,704,210
Distributable earnings (accumulated loss)	(290,424,711)	(14,963,628)
Total Net Assets	$156,123,204	$8,740,582

Net Asset Value Per Share	$28.39	$14.57
Shares Outstanding (unlimited amount authorized)	5,500,000	600,001
* Includes investments in securities on loan, at value	$16,154,812	$1,323,894

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 12

Renaissance IPO ETFs
Statement Of Operations
For the Year Ended September 30, 2022

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Investment Income
Dividends (net of foreign tax withheld of $87,243 and $9,295, respectively)	$524,920	$86,995
Securities Lending Income	385,413	23,672
Total Investment Income	910,333	110,667

Expenses
Management Fees	1,707,498	112,969
Miscellaneous Expense	—	1,993
Total Expenses	1,707,498	114,962
Net Investment Loss	(797,165)	(4,295)

Net Realized and Unrealized Loss on Investments and Foreign Currency
Net Realized Loss on Investments	(125,031,718)	(6,546,043)
Net Realized Loss on In-Kind Transactions	(19,471,017)	(202,733)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(30,831)
Net Change in Unrealized Depreciation on Investments	(73,551,849)	(3,326,464)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	488
Net Realized and Unrealized Loss on Investments and Foreign Currency	(218,054,584)	(10,105,583)

Net Decrease in Net Assets Resulting from Operations	$(218,851,749)	$(10,109,878)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 13

Renaissance IPO ETF
Statement Of Changes In Net Assets

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Increase (Decrease) in Net Assets from Operations
Net Investment Loss	$(797,165)	$(1,851,450)
Net Realized Loss on Investments and Foreign Currency	(125,031,718)	(51,461,845)
Net Realized Gain (Loss) on In-Kind Transactions	(19,471,017)	150,153,861
Net Change in Unrealized Depreciation of Investments	(73,551,849)	(48,385,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	(218,851,749)	48,454,722

Fund Share Transactions
Proceeds from Shares Sold	162,781,615	1,258,868,139
Cost of Shares Redeemed	(286,339,748)	(1,035,242,178)
Other Capital (Note 4)	—	49,250
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(123,558,133)	223,675,211
Total Increase (Decrease) in Net Assets	(342,409,882)	272,129,933

Net Assets
Beginning of Period	498,533,086	226,403,153
End of Period	$156,123,204	$498,533,086

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	3,900,000	19,350,000
Number of Shares Redeemed	(6,150,000)	(15,950,000)
Net Increase (Decrease) in Fund Shares	(2,250,000)	3,400,000

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 14

Renaissance International IPO ETF
Statement Of Changes In Net Assets

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	$(4,295)	$20,558
Net Realized Loss on Investments and Foreign Currency	(6,576,874)	(3,455,775)
Net Realized Gain (Loss) on In-Kind Transactions	(202,733)	3,486,741
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(3,325,976)	(1,087,828)
Net Decrease in Net Assets Resulting from Operations	(10,109,878)	(1,036,304)

Distributions to Shareholders From
Retained Earnings	—	(192,968)

Fund Share Transactions
Proceeds from Shares Sold	—	9,905,253
Cost of Shares Redeemed	(5,215,974)	(23,262,765)
Net Decrease in Net Assets from Fund Share Transactions	(5,215,974)	(13,357,512)
Total Decrease in Net Assets	(15,325,852)	(14,586,784)

Net Assets
Beginning of Period	24,066,434	38,653,218
End of Period	$8,740,582	$24,066,434

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	—	300,000
Number of Shares Redeemed	(200,000)	(700,000)
Net Decrease in Fund Shares	(200,000)	(400,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 15

Renaissance IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Assets Value, Beginning of Year	$64.33	$52.05	$28.24	$30.26	$26.61

Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	(0.13)	(0.19)	(0.08)	0.16	0.13
Net Realized and Unrealized Gain (Loss)	(35.81)	12.46	24.02	(2.10)	3.63
Total from Investment Operations	(35.94)	12.27	23.94	(1.94)	3.76
Other Capital(1)	0.00	0.01	0.00	0.00	0.00
Distribution to Shareholders From Net Investment Income	—	—	(0.13)	(0.08)	(0.11)
Net Asset Value, End of Year	$28.39	$64.33	$52.05	$28.24	$30.26

Total Return(2)	(55.87)%	23.59%	85.18%	(6.43)%	14.13%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$156,123	$498,533	$226,403	$42,367	$19,668
Ratio of Net Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28)%	(0.30)%	(0.21)%	0.53%	0.45%
Portfolio Turnover Rate(3)	57%	156%	152%	92%	192%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each year reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Broker commission charges are not included in this calculation.

(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 16

Renaissance International IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Assets Value, Beginning of Year	$30.08	$32.21	$21.57	$22.47	$23.00

Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	(0.01)	0.02	0.42	0.29	0.22
Net Realized and Unrealized Gain (Loss)	(15.50)	(1.95)	10.27	(0.20)	(0.54)
Total from Investment Operations	(15.51)	(1.93)	10.69	0.09	(0.32)
Distribution to Shareholders
From Net Investment Income	—	(0.13)	(0.05)	(0.19)	(0.21)
From Realized Gain on Investments	—	(0.07)	—	(0.80)	—
Net Asset Value, End of Year	$14.57	$30.08	$32.21	$21.57	$22.47

Total Return(2)	(51.57)%	(6.09)%	49.65%	0.95%	(1.43)%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$8,741	$24,066	$38,653	$2,157	$2,247
Ratio of Net Expenses to Average Net Assets	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03)%	0.06%	1.46%	1.41%	0.92%
Portfolio Turnover Rate(3)	118%	137%	127%	80%	107%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 17

Renaissance IPO ETFs
Notes To Financial Statements
For the Year Ended September 30, 2022

Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ last quoted sales prices on their principal exchanges, where available. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with the Trust’s Valuation Procedures, which are approved annually by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available at a Valuation Time, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee, after consulting with representatives of the Adviser’s Valuation Committee, and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1 8

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Renaissance IPO ETF
Common Stocks(1)	$155,744,934	$—	$135	$155,745,069
Short-Term Investments	13,261,153	—	—	13,261,153
Total Investments	$169,006,087	$—	$135	$169,006,222

	Level 1	Level 2	Level 3	Total
Renaissance International IPO ETF
Common Stocks(1)	$8,697,758	$—	$18,952	$8,716,710
Short-Term Investments	266,387	—	—	266,387
Total Investments	$8,964,145	$—	$18,952	$8,983,097

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Of the level 3 investments of Renaissance IPO ETF and Renaissance International IPO ETF presented above as at September 30, 2022, equity investments amounting to $135 and $18,952, respectively, would have been considered level 1 investments at the beginning of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks	Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2021	$—	Balance as of September 30, 2021	$—
Transfers into level 3	135	Transfers into level 3	18,952
Balance as of September 30, 2022	$135	Balance as of September 30, 2022	$18,952

At the close of the reporting period, Level 3 investments in securities represented approximately less than 0.01% of Renaissance IPO ETF and 0.22% of Renaissance International IPO ETF, of the funds’ net assets, and were not considered a significant portion of the funds’ portfolio.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1 9

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2022 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

The components of accumulated earnings on a tax basis were as follows:

Renaissance IPO ETF	2022	Renaissance International IPO ETF	2022
Undistributed Ordinary Income	$—	Undistributed Ordinary Income	$—
Undistributed Long-Term Gains	—	Undistributed Long-Term Gains	—
Capital Loss Carry Forwards	(179,344,110)	Capital Loss Carry Forwards	(9,701,973)
Post October and Late Year Losses	(1,624,427)	Post October and Late Year Losses	(21,909)
Unrealized Depreciation	(109,456,174)	Unrealized Depreciation	(5,239,746)
Total Accumulated Earnings	$(290,424,711)	Total Accumulated Earnings	$(14,963,628)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

Capital loss carry forwards are available through the date specified below to offset future realized net capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed. As of September 30, 2022, the Renaissance IPO ETF and Renaissance International IPO ETF had non-expiring short term capital loss carry forwards of $161,191,139 and $8,690,797, respectively and long term capital loss carry forwards of $18,152,971 and $1,011,176, respectively.

The Renaissance IPO ETF has elected to defer losses incurred from November 1, 2021 through September 30, 2022 in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year. As of September 30, 2022, Renaissance IPO ETF did not post any October loss deferrals. As of September 30, 2022, Renaissance IPO ETF and Renaissance International IPO ETF had late year ordinary loss deferrals of $1,624,727 and $21,909, respectively.

The tax character of distributions paid during the year ended September 30, 2022 was $ 0 for both Renaissance IPO ETF and Renaissance International IPO ETF. The tax character of distributions paid during the year ended September 30, 2021 was ordinary income of $0 and $192,968 for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 0

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Permanent book and tax differences resulted in reclassifications for the fiscal year ended September 30, 2022 as follows:

	Increase (Decrease)	Distributable earnings
	to Paid-In Capital	(accumulated loss)
Renaissance IPO ETF	$(20,196,939)	$20,196,939
Renaissance International IPO ETF	(392,018)	392,018

For the year ended September 30, 2022, the Renaissance IPO ETF and the Renaissance International IPO ETF reclassified non-taxable security gain/ loss realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid-in-capital in the Statement of Assets and Liabilities in the amounts of $(19,471,017) and $(202,733), respectively.

3.	FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 1

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $750 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Variable transaction fees are received by the Trust and are used to defray trading costs. These amounts are included in Other Capital on the Statements of Changes in Net Assets. Fixed transaction fees are received by the Custodian.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the year ended September 30, 2022, the Renaissance IPO ETF had in-kind contributions of $162,781,615, in-kind redemptions of $286,339,748 and an in-kind net realized loss of $19,471,017. For the year ended September 30, 2022, the Renaissance International IPO ETF had in-kind redemptions of $5,215,974 and an in-kind net realized loss of $202,733.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 2

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

For the year ended September 30, 2022, the Renaissance IPO ETF made purchases with a cost of $322,258,260 and sales with proceeds of $445,386,825 of investment securities (excluding short-term securities including in-kind transactions of $156,689,159 in purchases and $280,231,789 in sales) and the Renaissance International IPO ETF made purchases with a cost of $ 16,855,540 and sales with proceeds of $21,958,033 of investment securities (excluding short-term securities including in-kind transactions of $0 in purchases and $5,153,705 in sales).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of September 30, 2022, the value of the related collateral exceeded the value of the securities loaned.

		Gross Amounts not offset in the
		Statement of Financial Position
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the			Collateral
	of Recognized	Statement of	Statement of	Financial		Pledged	Net
Securities Lending	Liabilities	Financial Position	Financial Position	Instruments		(Received)	Amount
Renaissance IPO ETF	$13,261,153	$—	$13,261,153	$13,261,153	(a)	$—	$—
Renaissance International IPO ETF	$266,387	$—	$266,387	$266,387	(a)	$—	$—

(a)	Collateral for securities on loan is included in the Schedule of Investments

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the year ended September 30, 2022:

	Remaining Contractual Maturity of the Agreements
Renaissance IPO ETF	As of September 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,261,153	$—	$—	$—	$13,261,153
Total Borrowings	$13,261,153	$—	$—	$—	$13,261,153
Gross amount of recognized liabilities for securities lending transactions					$13,261,153

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 3

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

	Remaining Contractual Maturity of the Agreements
Renaissance International IPO ETF	As of September 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$266,387	$—	$—	$—	$266,387
Total Borrowings	$266,387	$—	$—	$—	$266,387
Gross amount of recognized liabilities for securities lending transactions					$266,387

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. The Funds are subject to the principal investment risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. RISK OF INVESTING IN IPOs. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, widely available research coverage and may have a limited operating history. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

B. FINANCIAL SECTOR RISK. Financial companies frequently represent one of the largest sectors in the Renaissance International IPO Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

C. INFORMATION TECHNOLOGY RISK. Information technology companies frequently represent the largest sector in each Index. Within this sector, Software frequently represents the largest industry group (Renaissance IPO ETF only). Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

D. CONSUMER DISCRETIONARY RISK. Consumer discretionary companies frequently represent one of the largest sectors in the Renaissance International IPO Index. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer demographics and preferences. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies. Moreover, changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in interest and exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition which may have an adverse impact on their profitability.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 4

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

E. SMALL AND MID-CAPITALIZATION COMPANY RISK. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

F. DEPOSITARY RECEIPT RISK. The Funds may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. GDRs are certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares, but are offered for sale globally through the various bank branches. Sponsored ADRs or GDRs are issued with the support of the issuer of the foreign stock underlying the ADRs or GDRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs and GDRs in the Funds’ portfolios are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

G. REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in foreign, national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a Real Estate Investment Trust (a “REIT”) that fails to comply with foreign or domestic tax requirements affecting REITs may be subject to income taxation, including the U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

H. PARTNERSHIP UNIT RISK. Investments in partnership units, such as master limited partnerships and trusts, involve risks that differ from an investment in common stock. Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in partnership units. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

I. NON-U.S. ISSUER RISK. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, such as the imposition of trading restrictions with or economic sanctions on foreign countries, taxation by foreign governments, political instability, and the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which a Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The selection of securities of non-U.S. issuers may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 5

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio- political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.

J. EMERGING MARKETS RISK. The funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, unexpected market closures, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems. Companies in emerging market countries generally may be subject to less stringent regulatory, financial reporting, recordkeeping, accounting and auditing standards than companies in more developed countries, and information about such companies may be less available and reliable. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. The Funds are not actively managed and do not select investments based on investor protection considerations.

K. EQUITY SECURITIES RISK. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

L. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 6

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

M. CYBERSECURITY RISK. The Trust and its service providers are subject to potential operational and information security risks from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Trust or the Adviser, custodian, transfer agent, intermediaries, trading counterparties or other third-party service providers may adversely impact the Trust. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, result in violations of applicable privacy and other laws, subject a Fund to regulatory fines, cause a Fund and its shareholders to experience financial losses, or cause reputational damage and/or otherwise disrupt normal business operations. The Trust may also incur additional costs for cybersecurity risk management purposes. The Trust has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there are inherent limitations in these plans and systems. For example, the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Trust cannot control the cybersecurity systems of issuers or third-party service providers; and certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected. The Trust and its shareholders could be negatively impacted as a result.

N. INDEX TRACKING RISK. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

O. REPLICATION MANAGEMENT RISK. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

P. PREMIUM/DISCOUNT RISK. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. This occurs because shares are offered and purchased at market price and not the NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Q. NON-DIVERSIFIED RISK. The Funds are classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

R. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 7

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2022 (Continued)

S. PORTFOLIO TURNOVER RISK. The Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Indices. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, the Funds will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

T. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

U. CUSTODY RISK. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

V. CURRENCY RISK. The Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of the Funds’ Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

W. VALUATION RISK. The sales price the Renaissance International IPO ETF could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Renaissance International IPO Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Renaissance International IPO ETF portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

X. AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem Creation Units (as defined above), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Y. OTHER RISKS. The outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2 8

Renaissance IPO ETFs
Other Information
For the Year Ended September 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.renaissancecapital.com.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended September 30, 2022.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Renaissance IPO ETF charges a transaction fee of $300 per Creation Unit and the Renaissance International IPO ETF charges a transaction fee of $750 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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Renaissance IPO ETFs
Other Information
For the Year Ended September 30, 2022 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(4/1/22)	(9/30/22)	(4/1/22-9/30/22)	Expense Ratio

Renaissance IPO ETF
Actual	$1,000	$645	$2.47	0.60%
Hypothetical	$1,000	$1,022	$3.04	0.60%
(5% return before expenses)

Renaissance International IPO ETF
Actual	$1,000	$734	$3.65	0.84%
Hypothetical	$1,000	$1,021	$4.26	0.84%
(5% return before expenses)

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3 0

Renaissance IPO ETFs
Other Information
For the Year Ended September 30, 2022 (Unaudited) (Continued)

Additional Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2022.

Dividend Received Deduction

The percentage of distributions which qualify for the corporate dividends received is 0% for both the Renaissance IPO ETF and Renaissance International IPO ETF Fund.

Foreign Taxes Credit

Renaissance International IPO ETF Fund designates $8,280 as foreign taxes paid and $95,355 as foreign source income earned for regular Federal income tax purposes.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2022 is considered qualified dividend income, and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Renaissance IPO ETF Fund and Renaissance International IPO ETF Fund had qualified dividend income of $310,447 and $62,265, respectively, for the year ended September 30, 2022.

Long Term Capital Gains

Renaissance IPO ETF and Renaissance International IPO ETF had no long term capital gain dividends during the year ended September 30, 2022.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3 1

Trustees and Officers (Unaudited)

Name Address Date of Birth	Position(s) Held with Trust	Length of Service[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2]	Other Directorships Held
Independent Trustees
Walter E. Auch Jr.* 100 First Stamford Place, Suite 403 Stamford, CT 06902 03/45	Independent Trustee	Since August 2013	Managing Director – Sophis Investments LLC (2018 – Present)	2	None
Deborah Fuhr* 100 First Stamford Place, Suite 403 Stamford, CT 06902 03/59	Independent Trustee	Since July 2021	Co-Founder and Managing Partner – ETFGI LLP (February 2012 – Present); Co-Founder and Board Member – Women in ETFs (2014 to present); Co-Founder and Board Member – Women in ETFs Europe Limited (2015 to present)	2	Syntax ETF Trust (5 funds)(2018 - present)
Interested Trustee and Officers
Kathleen Shelton Smith[3] 100 First Stamford Place, Suite 403 Stamford, CT 06902 05/54	Interested Trustee, Chairman, Secretary, Treasurer and Chief Compliance Officer	Since December 1997	Chairman and Chief Compliance Officer, Vice President, Treasurer and Secretary of Renaissance Capital LLC	2	None
William K. Smith[4] 100 First Stamford Place, Suite 403 Stamford, CT 06902 05/51	President	Since December 1997	President, Chief Executive Officer and Director of Renaissance Capital LLC	2	None

1	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

2	The Fund Complex consists of the Renaissance IPO ETF and the Renaissance International IPO ETF, both a series of the Trust.

3	“Interested person” of the Trust within the meaning of the 1940 Act. Ms. Smith is an officer of the Adviser and the spouse of William K. Smith.

4	Mr. Smith is the spouse of Kathleen Shelton Smith.

The Funds’ Statement of Additional Information (SAI) includes information about each Fund’s trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-866-486-6645.

*	Member of the Audit Committee.

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(b)	Not applicable.

Item 2. Code of Ethics

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)       Amendments: None.

(d)       Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)       Not applicable.

(f)       The Code of Ethics is included with this Form N-CSR as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert

The registrant’s board of trustees has determined that Deborah Fuhr is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees
	Registrant	Adviser
FY 09/30/22	$27,200	N/A
FY 09/30/21	$26,450	N/A

(b)	Audit-Related Fees
	Registrant	Adviser
FYE 09/30/22	$0	N/A
FYE 09/30/21	$0	N/A

(c)	Tax Fees
	Registrant	Adviser
FYE 09/30/22	$5,200	N/A
FYE 09/30/21	$5,000	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	Registrant	Adviser
FYE 09/30/22	$0	N/A
FYE 09/30/21	$0	N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentages of Services Approved by the Audit Committee

Registrant		Adviser
Audit-Related Fees:	N/A	N/A
Tax Fees:	N/A	N/A
All Other Fees:	N/A	N/A

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FYE 09/30/2022	$5,200	N/A
FYE 09/30/2021	$5,000	N/A

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit Committee are Walter E. Auch, Jr. and Deborah Fuhr.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the filing.

(a)(4) Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

William K. Smith,

President

Date: December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

William K. Smith,

President

Date: December 1, 2022

By:

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date: December 1, 2022